Mining and Income Taxation - Summary of Estimated Available for Set-off Against Future Income Pre Tax (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2014	May 30, 2018
South African Revenue Service [Member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross recognised capital allowance disallowed			$ 182.2
Legal settlement amount				$ 185.1
Capital allowance recognized			$ 925.5	$ 53.7
South African - Components of Mining and Income Tax [Member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure	$ 1,641.1	$ 3,143.5
Abosso Goldfields Limited [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Tax losses carry forward period	Five Years	Five Years
GFI Joint Venture Holdings (Proprietary) Limited [Member] | South African - Components of Mining and Income Tax [Member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure	$ 1,003.1	$ 2,427.1
Gross recognised capital allowance	1,003.1	925.5
Gross unrecognised capital allowance	0.0	1,501.6
Exploration Entities [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	430.0	445.9
Tax Losses Expire in 2 Years [Member] | Abosso Goldfields Limited [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Tax losses	19.0	44.5
Tax Losses Expire in 3 Years [Member] | Abosso Goldfields Limited [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Tax losses expiration value	2.9	19.0
Tax Losses Expire in 4 Years [Member] | Abosso Goldfields Limited [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Tax losses expiration value	31.5	91.7
Tax Losses Expire in 5 Years [Member] | Abosso Goldfields Limited [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Tax losses expiration value	27.5	46.2
Tax Losses Expiring Between 1 and 2 Years [Member] | Exploration Entities [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	18.6	22.9
Tax Losses Expiring Between 2 and 5 Years [Member] | Exploration Entities [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	27.6	57.6
Tax Losses Expiring Between 5 and 10 Years [Member] | Exploration Entities [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	20.3	30.4
Tax Losses Expiring After 10 Years [Member] | Exploration Entities [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	42.3	43.2
No Expiry Date [member] | Exploration Entities [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	$ 320.9	$ 291.8